UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Stadium Capital Management, LLC

Address:   199 Elm Street
           New Canaan, CT 06840-5321


Form 13F File Number: 28-10135


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Alexander M. Seaver
Title:  Managing Director
Phone:  (203) 972-8235

Signature,  Place,  and  Date  of  Signing:

/s/ Alexander M. Seaver            New Canaan, CT 06840-5321          2/13/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              26

Form 13F Information Table Value Total:  $      346,904
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
------------------------------ -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
------------------------------ -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
AMERICAN DENTAL PARTNERS       COMMON STOCKS  025353103    6,514    345,926 SH       SOLE                   345,926      0    0
AMERICAN WOODMARK CORP         COMMON STOCKS  030506109    6,831    500,039 SH       SOLE                   500,039      0    0
AMERICAN REPROGRAPHICS CO      COMMON STOCKS  029263100   27,053  5,893,877 SH       SOLE                 5,893,877      0    0
ASCENA RETAIL GROUP INC        COMMON STOCKS  04351G101   16,180    544,414 SH       SOLE                   544,414      0    0
BIG 5 SPORTING GOODS CORP      COMMON STOCKS  08915P101   35,237  3,375,231 SH       SOLE                 3,375,231      0    0
BUILDERS FIRSTSOURCE INC       COMMON STOCKS  12008R107   30,884 15,139,020 SH       SOLE                15,139,020      0    0
BLUELINX HOLDINGS INC          COMMON STOCKS  09624H109    7,466  4,977,133 SH       SOLE                 4,977,133      0    0
COLUMBUS MCKINNON CORP-N.Y.    COMMON STOCKS  199333105    4,896    385,827 SH       SOLE                   385,827      0    0
CASH STORE FINANCIAL           COMMON STOCKS  14756F103      992    167,864 SH       SOLE                   167,864      0    0
COMMERCIAL VEHICLE GROUP INC   COMMON STOCKS  202608105    6,385    706,327 SH       SOLE                   706,327      0    0
EMCOR GROUP INC                COMMON STOCKS  29084Q100   27,982  1,043,733 SH       SOLE                 1,043,733      0    0
AMBASSADORS GROUP INC          COMMON STOCKS  023177108    8,216  1,821,620 SH       SOLE                 1,821,620      0    0
FORTEGRA FINANCIAL CORP        COMMON STOCKS  34954W104    2,747    411,210 SH       SOLE                   411,210      0    0
GRAND CANYON ED INC            COMMON STOCKS  38526M106    7,711    483,116 SH       SOLE                   483,116      0    0
MEDASSETS INC                  COMMON STOCKS  584045108    5,080    549,174 SH       SOLE                   549,174      0    0
NORTHRIM BANK-ANCHORAGE ALASKA COMMON STOCKS  666762109    1,378     78,712 SH       SOLE                    78,712      0    0
INSPERITY INC                  COMMON STOCKS  45778Q107   39,415  1,554,836 SH       SOLE                 1,554,836      0    0
PROVIDENCE SVC CORP            COMMON STOCKS  743815102    1,767    128,406 SH       SOLE                   128,406      0    0
QUINSTREET INC                 COMMON STOCKS  74874Q100   15,153  1,618,940 SH       SOLE                 1,618,940      0    0
REGIS CORPORATION              COMMON STOCKS  758932107    6,918    418,004 SH       SOLE                   418,004      0    0
SCHOOL SPECIALTY INC           COMMON STOCKS  807863105    2,586  1,034,360 SH       SOLE                 1,034,360      0    0
TNS INC                        COMMON STOCKS  872960109   28,367  1,600,865 SH       SOLE                 1,600,865      0    0
UNIVERSAL TECHNICAL INSTITUTE  COMMON STOCKS  913915104   25,299  1,979,550 SH       SOLE                 1,979,550      0    0
WEBSENSE INC                   COMMON STOCKS  947684106    9,269    494,880 SH       SOLE                   494,880      0    0
WEST COAST BANCORP ORE NEW     COMMON STOCKS  952145209   14,228    912,049 SH       SOLE                   912,049      0    0
WSFS FINANCIAL CORP            COMMON STOCKS  929328102    8,350    232,200 SH       SOLE                   232,200      0    0


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